Investments - Summary of Investments at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 5,912	$ 1,168
420 Capital [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	68	68
Lighthouse [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	542	1,049
Fleurish [member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	0	51
Old Pal [Member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	592	0
IMC [Member]
Disclosure Of Investments Measured At Fair Value [Line Items]
Total Investments	$ 4,710	$ 0